Financial Assets And Financial Liabilities - Summary Of Detailed Information About Concentration Of Risk That Arises From Contracts Within Scope Of IFRS 17 (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trafigura Argentina SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of Entitys Trade Receivables	31.00%	35.00%
Raizen Argentina SA before Shell Ca Argentina de Petrleo SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of Entitys Trade Receivables	34.00%	31.00%
Percentage of entity's revenue	53.00%	40.00%
Pampa Energa S A [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of Entitys Trade Receivables			52.00%
Pampa Comercializadora S A [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of Entitys Trade Receivables			16.00%
Camuzzi Gas Pampena SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of Entitys Trade Receivables	16.00%	8.00%
Oil Market [Member] | Trafigura Argentina SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	45.00%	34.00%
Oil Market [Member] | Pampa Energa S A [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue		13.00%	100.00%
Oil Market [Member] | Y P F S A [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue		12.00%
Natural Gas [Member] | Pampa Energa S A [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue			66.00%
Natural Gas [Member] | Pampa Comercializadora S A [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue			23.00%
Natural Gas [Member] | Rafael G Albanesi SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	22.00%	26.00%
Natural Gas [Member] | Camuzzi Gas Pampena SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	22.00%	6.00%
Natural Gas [Member] | Metroenerga SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	14.00%	3.00%
Natural Gas [Member] | San Atanasio Energa SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	7.00%	13.00%
Natural Gas [Member] | Ca Inversora de Energa SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	2.00%	10.00%
Natural Gas [Member] | Total Gas Marketing Cono Sur SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue			11.00%